Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of components of income tax expense
Years ended December 31,	2019	2018	2017
Current tax expense	$71,202	$98,841	$111,510
Deferred tax recovery	(56,080)	(37,785)	(31,265)
Tax expense	$15,122	$61,056	$80,245

Schedule of reconciliation of statutory income tax rate

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

Year ended December 31,	2019	2018	2017
Income (loss) before tax	$202,320	$(29,880)	$585,298
Multiplied by the statutory income tax rates	26.56%	26.59%	26.60%
	53,736	(7,945)	155,689
Income tax recorded at rates different from the Canadian tax rate	(13,017)	(10,823)	(9,833)
Permanent differences	(6,760)	50,458	(36,241)
Effect on deferred tax balances due to changes in income tax rates	(2,829)	(427)	(2,120)
Effect of temporary differences not recognized as deferred tax assets	(16,681)	35,416	(25,789)
Previously unrecognized tax losses and credits	—	(6,110)	—
Other	673	487	(1,461)
Tax expense	$15,122	$61,056	$80,245
Effective income tax rate	7.47%	(204.34)%	13.71%

Schedule of tax effects of temporary differences between carrying amounts of assets and liabilities for accounting purposes

The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below:

As at December 31,	2019	2018
Deferred tax assets
Foreign tax credits	$5,710	$4,245
Corporate interest restriction	11,393	7,176
Financing charges	17,152	—
Unrealized foreign exchange losses	—	4,488
Deferred revenue	13,071	20,729
Loss carry forwards	29,351	22,316
Employee benefits	8,282	8,374
Other	2,209	1,794
Total deferred tax assets	$87,168	$69,122
As at December 31,	2019	2018
Deferred tax liabilities
Capital assets	$(178,317)	$(215,248)
Intangible assets	(237,269)	(240,595)
Finance charges	—	(9,380)
Unrealized foreign exchange gains	(7,932)	—
Total deferred tax liabilities	$(423,518)	$(465,223)
Deferred tax liabilities, net	$(336,350)	$(396,101)